RELATED PARTIES' TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties
	Year ended December 31,
	2023	2022	2021

Revenue -
Sales to related-party Company (*)	-	$17	$88
Cost and expenses -
Supplies from related party (*)	-	-	$654

Schedule of Balances with Related Parties
	December 31,
	2023	2022

Trade receivables and other receivables (*)	-	-
Trade payables and other payables (*)	-	-